UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-3940

Strategic Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	8/31
Date of reporting period:	05/31/15

The following N-Q relates only to the Registrant’s series listed below and does not affect the other series of the Registrant, which have different fiscal year ends and, therefore, different N-Q reporting requirements.  Separate N-Q Forms will be filed for these series, as appropriate.

Dreyfus Conservative Allocation Fund

Dreyfus Growth Allocation Fund

Dreyfus Moderate Allocation Fund

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Conservative Allocation Fund
May 31, 2015 (Unaudited)

Registered Investment Companies--100.1%	Shares		Value ($)
Domestic Equity--35.4%
Dreyfus Appreciation Fund, Cl. Y	39,396	a	2,124,652
Dreyfus Disciplined Stock Fund	37,455	a	1,334,901
Dreyfus Opportunistic Midcap Value
Fund, Cl. Y	19,433	a	794,815
Dreyfus Research Growth Fund, Cl.
Y	180,355	a	2,662,034
Dreyfus Small Cap Stock Index Fund	25,696	a	766,253
Dreyfus Strategic Value Fund, Cl.
Y	51,737	a	2,130,000
Dreyfus Structured Midcap Fund,
Cl. Y	25,196	a	780,830
Dreyfus U.S. Equity Fund, Cl. Y	90,938	a	1,816,946
Dreyfus/The Boston Company
Small/Mid Cap Growth Fund,
Cl. Y	42,952	a	792,031
			13,202,462
Domestic Fixed Income--47.3%
Dreyfus Bond Market Index Fund,
BASIC Shares	362,330	a	3,826,205
Dreyfus High Yield Fund, Cl. I	342,694	a	2,251,502
Dreyfus Intermediate Term Income
Fund, Cl. Y	500,432		6,956,006
Dreyfus Short Duration Bond Fund,
Cl. Y	448,580	a,b	4,633,830
			17,667,543
Foreign Equity--8.0%
Dreyfus Emerging Markets Fund, Cl.
Y	36,913	a	365,434
Dreyfus Global Real Estate
Securities Fund, Cl. Y	42,377	a	389,445
Dreyfus International Equity Fund,
Cl. I	14,073	a	517,591
Dreyfus International Stock Index
Fund	32,963	a	558,062
Dreyfus International Value Fund,
Cl. I	11,402	a	141,616
Dreyfus/Newton International
Equity Fund, Cl. Y	28,269	a	578,670
International Stock Fund, Cl. Y	27,612	a	433,778
			2,984,596
Foreign Fixed Income--9.4%
Dreyfus Emerging Markets Debt
Local Currency Fund, Cl. Y	132,924	a	1,589,767
Dreyfus International Bond Fund,
Cl. Y	119,885	a	1,903,778
			3,493,545

Total Investments (cost $34,286,136)	100.1%	37,348,146
Liabilities, Less Cash and Receivables	(.1%)	(34,009)
Net Assets	100.0%	37,314,137

a	Investment in affiliated mutual fund.
b	Non-income producing security.

At May 31, 2015, net unrealized appreciation on investments was $3,062,010 of which $3,514,163 related to appreciated investment securities and $452,153 related to depreciated investment securities. At May 31, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Mutual Funds: Domestic	82.7
Mutual Funds: Foreign	17.4
100.1

† Based on net assets.

The following is a summary of the inputs used as of May 31, 2015 in valuing the fund's investments:

Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Mutual Funds	37,348,146	-	-	37,348,146

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments are valued at the net asset value of each underlying fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. These securities are categorized as Level 1 of the fair value hierarchy.

When market quotations or official closing prices are not readily available,

or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Growth Allocation Fund
May 31, 2015 (Unaudited)

Registered Investment Companies--100.1%	Shares		Value ($)
Domestic Equity--56.2%
Dreyfus Appreciation Fund, Cl. Y	40,041	a	2,159,426
Dreyfus Disciplined Stock Fund	37,556	a	1,338,512
Dreyfus Opportunistic Midcap Value
Fund, Cl. Y	22,978	a	939,803
Dreyfus Research Growth Fund, Cl.
Y	202,496	a	2,988,841
Dreyfus Small Cap Stock Index Fund	25,896	a	772,213
Dreyfus Strategic Value Fund, Cl.
Y	50,406	a	2,075,204
Dreyfus Structured Midcap Fund,
Cl. Y	25,433	a	788,155
Dreyfus U.S. Equity Fund, Cl. Y	91,031	a	1,818,809
Dreyfus/The Boston Company
Small/Mid Cap Growth Fund,
Cl. Y	43,457	a	801,343
			13,682,306
Domestic Fixed Income--25.2%
Dreyfus Bond Market Index Fund,
BASIC Shares	42,183	a	445,455
Dreyfus High Yield Fund, Cl. I	67,697	a	444,768
Dreyfus Intermediate Term Income
Fund, Cl. Y	96,493	a	1,341,246
Dreyfus Short Duration Bond Fund,
Cl. Y	376,749	a,b	3,891,822
			6,123,291
Foreign Equity--15.9%
Dreyfus Emerging Markets Fund, Cl.
Y	57,419	a	568,451
Dreyfus Global Real Estate
Securities Fund, Cl. Y	73,997	a	680,037
Dreyfus International Equity Fund,
Cl. I	16,641	a	612,042
Dreyfus International Stock Index
Fund	38,918	a	658,878
Dreyfus International Value Fund,
Cl. I	13,265	a	164,747
Dreyfus/Newton International
Equity Fund, Cl. Y	33,162	a	678,835
International Stock Fund, Cl. Y	32,490	a	510,425
			3,873,415
Foreign Fixed Income--2.8%
Dreyfus Emerging Markets Debt
Local Currency Fund, Cl. Y	25,839	a	309,040
Dreyfus International Bond Fund,
Cl. Y	23,155	a	367,704
			676,744

Total Common Stocks
(cost $20,193,162)		24,355,756
Total Investments (cost $20,193,162)	100.1%	24,355,756
Liabilities, Less Cash and Receivables	(.1%)	(19,000)
Net Assets	100.0%	24,336,756

a	Investment in affiliated mutual fund.
b	Non-income producing security.

At May 31, 2015, net unrealized appreciation on investments was $4,162,594 of which $4,275,112 related to appreciated investment securities and $112,518 related to depreciated investment securities. At May 31, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Mutual Funds: Domestic	81.4
Mutual Funds: Foreign	18.7
100.1

† Based on net assets.

The following is a summary of the inputs used as of May 31, 2015 in valuing the fund's investments:

Level 3 -
		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Mutual Funds+	24,355,756	-	-	24,355,756

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments are valued at the net asset value of each underlying fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. These securities are categorized as Level 1 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Moderate Allocation Fund
May 31, 2015 (Unaudited)

Registered Investment Companies--99.9%	Shares		Value ($)
Domestic Equity--45.1%
Dreyfus Appreciation Fund, Cl. Y	100,326	a	5,410,592
Dreyfus Disciplined Stock Fund	94,341	a	3,362,328
Dreyfus Opportunistic Midcap Value
Fund, Cl. Y	44,937	a	1,837,929
Dreyfus Research Growth Fund, Cl.
Y	479,971	a	7,084,366
Dreyfus Small Cap Stock Index Fund	63,120	a	1,882,239
Dreyfus Strategic Value Fund, Cl.
Y	128,559	a	5,292,769
Dreyfus Structured Midcap Fund,
Cl. Y	62,435	a	1,934,853
Dreyfus U.S. Equity Fund, Cl. Y	225,942	a	4,514,318
Dreyfus/The Boston Company
Small/Mid Cap Growth Fund,
Cl. Y	105,264	a	1,941,064
			33,260,458
Domestic Fixed Income--36.5%
Dreyfus Bond Market Index Fund,
BASIC Shares	398,657	a	4,209,823
Dreyfus High Yield Fund, Cl. I	428,614	a	2,815,991
Dreyfus Intermediate Term Income
Fund, Cl. Y	635,603	a	8,834,883
Dreyfus Short Duration Bond Fund,
Cl. Y	1,069,157	a,b	11,044,389
			26,905,086
Foreign Equity--12.3%
Dreyfus Emerging Markets Fund, Cl.
Y	146,142	a	1,446,806
Dreyfus Global Real Estate
Securities Fund, Cl. Y	143,838	a	1,321,873
Dreyfus International Equity Fund,
Cl. I	40,804	a	1,500,767
Dreyfus International Stock Index
Fund	94,085	a	1,592,865
Dreyfus International Value Fund,
Cl. I	31,157	a	386,972
Dreyfus/Newton International
Equity Fund, Cl. Y	80,137	a	1,640,405
International Stock Fund, Cl. Y	78,371	a	1,231,204
			9,120,892
Foreign Fixed Income--6.0%
Dreyfus Emerging Markets Debt
Local Currency Fund, Cl. Y	166,718	a	1,993,950
Dreyfus International Bond Fund,
Cl. Y	151,648	a	2,408,165

		4,402,115
Total Investments (cost $65,162,570)	99.9%	73,688,551
Cash and Receivables (Net)	.1%	76,845
Net Assets	100.0%	73,765,396

a	Investment in affiliated mutual fund.
b	Non-income producing security.

At May 31, 2015, net unrealized appreciation on investments was $8,525,981 of which $9,192,835 related to appreciated investment securities and $666,854 related to depreciated investment securities. At May 31, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Mutual Funds: Domestic	81.6
Mutual Funds: Foreign	18.3
99.9

† Based on net assets.

The following is a summary of the inputs used as of May 31, 2015 in valuing the fund's investments:

		Level 2 - Other	Level 3 -
	Level 1 -	Significant	Significant
	Unadjusted Quoted	Observable	Unobservable
Assets ($)	Prices	Inputs	Inputs	Total
Investments in Securities:
Mutual Funds+	73,688,551	-	-	73,688,551

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments are valued at the net asset value of each underlying fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. These securities are categorized as Level 1 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Strategic Funds, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    July 20, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    July 20, 2015

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    July 20, 2015

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)